EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNING PER SHARE [Abstract]
Net earnings per ordinary share attributable to equity holders of group
The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2023	2022	2021

Net income attributable to equity holders of Credicorp (in thousands of Soles)	4,865,540	4,647,818	3,584,582

Number of stock
Ordinary stock, note 16(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,849,223)	(14,850,369)	(14,914,734)
Sale (acquisition) of treasury stock, net	(55,283)	(3,615)	26,604
Weighted average number of ordinary shares for basic earnings	79,477,811	79,528,333	79,494,187
Plus - dilution effect - stock awards	177,709	168,462	182,208
Weighted average number of ordinary shares adjusted for the effect of dilution	79,655,520	79,696,795	79,676,395

Basic earnings per share (in Soles)	61.22	58.44	45.09
Diluted earnings per share (in Soles)	61.08	58.32	44.99